Investment in uranium (Details) - Schedule of the fair value of the physical uranium investment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Fair Value Of The Physical Uranium Investment Abstract
Balance as of beginning	$ 4,210,000
Physical uranium		9,076,000
Fair value adjustment		1,554,000
Gain on sale of uranium	35,000	524,075
Sale of uranium investment	(4,245,000)	(6,975,000)
Currency translation adjustment		30,925
Balance as of ending		$ 4,210,000